Guarantees and commitments (Tables)	12 Months Ended
Dec. 31, 2023
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2023 (CHF million)
Credit guarantees and similar instruments	1,716	859	33	368	2,976	2,932		14	2,244
Performance guarantees and similar instruments	2,383	1,329	778	340	4,830	4,377		45	2,340
Derivatives [2]	894	33	16	6	949	949		40	–
Other guarantees	3,329	625	141	1,105	5,200	5,200		59	2,413
Total guarantees	8,322	2,846	968	1,819	13,955	13,458		158	6,997
2022 (CHF million)
Credit guarantees and similar instruments	2,261	451	127	471	3,310	3,197		22	2,068
Performance guarantees and similar instruments	4,280	1,750	729	513	7,272	6,527		61	3,778
Derivatives [2]	2,646	1,702	520	374	5,242	5,242		101	–
Other guarantees	4,455	859	182	1,172	6,668	6,668		56	3,292
Total guarantees	13,642	4,762	1,558	2,530	22,492	21,634		240	9,138
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

Other commitments
Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]
2023 (CHF million)
Irrevocable commitments under documentary credits	2,195	28	0	0	2,223	2,159
Irrevocable loan commitments [2]	11,471	22,514	22,980	4,615	61,580	58,361
Forward reverse repurchase agreements	147	0	0	0	147	147
Other commitments	274	6	1	202	483	482
Total other commitments	14,087	22,548	22,981	4,817	64,433	61,149
2022 (CHF million)
Irrevocable commitments under documentary credits	3,378	41	0	1	3,420	3,233
Irrevocable loan commitments [2]	19,272	33,512	44,563	14,782	112,129	108,118
Forward reverse repurchase agreements	1,021	0	0	0	1,021	1,021
Other commitments	212	16	2	268	498	498
Total other commitments	23,883	33,569	44,565	15,051	117,068	112,870
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments did not include a total gross amount of CHF 98,850 million and CHF 129,224 million of unused credit limits as of December 31, 2023 and 2022, respectively, which were revocable at the Bank's sole discretion upon notice to the client.